RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Management fee received	$ 100,000		$ 150,000
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	$ 800,000	$ 900,000